Annual Fund Operating Expenses - Nomura Japan Equity ETF - Nomura Japan Equity ETF - ETF	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%

[1]
1	Other expenses are based on estimated amounts for the current fiscal year.